EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended June 30, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	23.84%
From	01-Jun-17	15-Jun-17	17-Jul-17	Floating Allocation Percentage at Month-End	85.21%
To	30-Jun-17	17-Jul-17
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$177,617,739.62		Beginning	-
			Payout	-
Total Collateral	1,288,757,739.62		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	143.20%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	32
	Total Pool		A1 LIBOR	1.158890%
Beginning Gross Principal Pool Balance	$6,151,712,952.65		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,337,471,867.49)			1.558890%
Investment in New Receivables	$2,291,185,115.73				1.51%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(36,364,948.11)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(656,980,087.87)			Actual	Per $1000
Less Servicing Adjustment	$(6,507,137.49)		Interest A1	762,124.00	0.76
Ending Balance	$5,405,574,027.42		Principal A1	-	$0.00

SAP for Next Period	23.84%				0.76

Average Receivable Balance	$5,433,578,973.32			Actual	Per $1000
Monthly Payment Rate	43.02%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	1,182,124.00	1.477655%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$16,934,916.23		Excess Cash Flow	1,332,258.74
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$16,934,916.23
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-